CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares	Additional paid-in capital	Accumulated deficit	Accumulated Other Comprehensive Income	Treasury Shares
Balance at Dec. 31, 2010	$ 54,088	$ 126	$ 81,170	$ (27,393)	$ 228	$ (43)
Balance (in shares) at Dec. 31, 2010		30,634,227
Employee options exercised	1,487	5	1,482	0	0	0
Employee options exercised (in shares)	734,661	734,661
Stock-based compensation expense related to employees and consultants	1,731	0	1,731	0	0	0
Accumulated other comprehensive income	(395)	0	0	0	(395)	0
Dividend	(10,017)	0	0	(10,017)	0	0
Net income	12,210	0	0	12,210	0	0
Balance at Dec. 31, 2011	59,104	131	84,383	(25,200)	(167)	(43)
Balance (in shares) at Dec. 31, 2011		31,368,888
Employee options exercised	650	1	649	0	0	0
Employee options exercised (in shares)	286,054	286,054
Stock-based compensation expense related to employees and consultants	2,534	0	2,534	0	0	0
Accumulated other comprehensive income	726	0	0	0	726	0
Dividend	(7,584)	0	0	(7,584)	0	0
Net income	7,488	0	0	7,488	0	0
Balance at Dec. 31, 2012	62,918	132	87,566	(25,296)	559	(43)
Balance (in shares) at Dec. 31, 2012		31,654,942
Employee options exercised	1,996	5	1,991	0	0	0
Employee options exercised (in shares)	839,633	839,633
Stock-based compensation expense related to employees and consultants	2,744	0	2,744	0	0	0
Accumulated other comprehensive income	144	0	0	0	144	0
Dividend	(6,723)	0	0	(6,723)	0	0
Net income	(4,160)	0	0	(4,160)	0	0
Balance at Dec. 31, 2013	$ 56,919	$ 137	$ 92,301	$ (36,179)	$ 703	$ (43)
Balance (in shares) at Dec. 31, 2013		32,494,575